Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts on trade receivables
Movement in valuation and qualifying accounts
Balance at Beginning of Period	$ 193	$ 290	$ 409
Charges (Credits) to Earnings	(235)	234	63
Charges (Credits) to Other Accounts	205	(297)	(182)
Deductions(1)		(34)
Balance at End of Period	163	193	290
Allowance for loan losses on mortgages receivables
Movement in valuation and qualifying accounts
Balance at Beginning of Period	347
Charges (Credits) to Earnings	1,898	347
Charges (Credits) to Other Accounts	(122)
Deductions(1)	(188)
Balance at End of Period	1,935	347
Deferred tax valuation allowance
Movement in valuation and qualifying accounts
Balance at Beginning of Period	234	666	681
Charges (Credits) to Earnings	13	(47)	2
Charges (Credits) to Other Accounts		(385)	(17)
Balance at End of Period	$ 247	$ 234	$ 666